Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Value-added tax recoverable	34,041,675	49,400,170
Deposits	2,361,968	2,983,097
Others	1,504,449	1,364,354
Total	37,908,092	53,747,621